Schedule of Investments (unaudited) September 30, 2022	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 2.0%
Azelis Group NV	43,704	$972,172
KBC Group NV	12,049	571,773

		1,543,945

Denmark — 2.5%
DSV A/S	16,258	1,904,583

Finland — 2.4%
Metso Outotec OYJ	88,984	590,104
Neste OYJ	28,750	1,253,198

		1,843,302

France — 38.1%
Airbus SE	26,123	2,251,812
BNP Paribas SA	54,334	2,295,026
Dassault Systemes SE	24,440	843,792
Legrand SA	20,917	1,352,474
LVMH Moet Hennessy Louis Vuitton SE	11,828	6,973,489
Pernod Ricard SA	12,507	2,294,460
Sanofi	20,942	1,594,660
Sartorius Stedim Biotech	5,227	1,603,312
Schneider Electric SE	28,782	3,250,949
Teleperformance	8,029	2,036,827
TotalEnergies SE	53,644	2,516,684
Vinci SA	24,463	1,978,096

		28,991,581

Germany — 15.6%
Commerzbank AG(a)	141,871	1,009,981
CTS Eventim AG & Co. KGaA(a)	23,817	979,876
Merck KGaA	13,987	2,264,227
MTU Aero Engines AG	10,467	1,564,340
Puma SE	22,554	1,043,350
Rational AG	1,296	627,681
Siemens AG, Registered Shares	28,506	2,786,258
Symrise AG	16,168	1,576,580

		11,852,293

Ireland — 1.0%
Kingspan Group PLC	16,850	759,169

Italy — 5.8%
Ferrari NV	8,262	1,530,005
FinecoBank Banca Fineco SpA	146,478	1,809,075
Moncler SpA	26,949	1,100,180

		4,439,260

Netherlands — 17.9%
Adyen NV(a)(b)	936	1,167,343
ASM International NV	9,110	2,039,793
ASML Holding NV	13,426	5,562,107
BE Semiconductor Industries NV	12,536	536,670
IMCD NV	16,963	2,011,159
QIAGEN NV(a)	28,043	1,167,837
Universal Music Group NV	63,480	1,188,983

		13,673,892

Security	Shares		Value

Portugal — 1.9%
EDP - Energias de Portugal SA		330,979	$1,436,453

Spain — 1.7%
CaixaBank SA		397,271	1,279,560

Sweden — 1.2%
Beijer Ref AB		73,297	901,275

Switzerland — 3.1%
Sika AG, Registered Shares		2,709	544,486
STMicroelectronics NV		58,089	1,805,247

			2,349,733

United Kingdom — 4.9%
Allfunds Group PLC		94,409	689,954
Linde PLC(a)(c)		7,973	2,158,551
RELX PLC		37,617	919,199

			3,767,704

Total Long-Term Investments — 98.1% (Cost: $75,262,485)			74,742,750

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(d)(e)		451,783	451,783
SL Liquidity Series, LLC, Money Market Series, 3.29%(c)(d)(e)		2,512,751	2,512,751

			2,964,534

	Par (000)

Time Deposits — 0.4%

United States — 0.4%
Citibank, New York, (0.13%), 10/01/22	EUR	311	304,808

Total Short-Term Securities — 4.3% (Cost: $3,269,032)			3,269,342

Total Investments — 102.4% (Cost: $78,531,517)			78,012,092

Liabilities in Excess of Other Assets — (2.4)%			(1,832,748)

Net Assets — 100.0%			$76,179,344

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock EuroFund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$492,237	$—	$(40,454	)(a)	$—	$—	$451,783	451,783	$2,033		$—
SL Liquidity Series, LLC, Money Market Series	2,813,256	—	(301,083	)(a)	(14)	592	2,512,751	2,512,751	3,302	(b)	—

					$(14)	$592	$2,964,534		$5,335		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$74,742,750	$—	$74,742,750

Short-Term Securities
Money Market Funds	451,783	—	—	451,783
Time Deposits	—	304,808	—	304,808

	$451,783	$75,047,558	$—	75,499,341

Investments Valued at NAV(a)				2,512,751

				$78,012,092

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock EuroFund

Currency Abbreviation

EUR	Euro

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